Organization (Tables)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of the Proceeds from the IPO

The use of the proceeds from the IPO were as follows:

Gross proceeds	$631.3
Less:
Underwriters’ discounts and commissions	29.2
IPO-related expenses	11.8
Redemption of 11% Senior Notes due 2021 (Note 8)	475.0
Call premium on redemption of 11% Senior Notes due 2021	13.1
Interest on redemption of 11% Senior Notes due 2021	10.9
Sponsor management termination fee	11.3
Debt refinancing expenses	11.4

Cash to balance sheet	$68.6